Financial and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Other Liabilities [Abstract]
Summary of Other Liabilities

(CAD$ in millions)	December 31, 2025	December 31, 2024
Long-term portion of derivative liabilities (current portion – $30 (2024 – $23) Note 19)	$21	$24
Codelco preferential dividend liability (Note 11(a))	402	548
QB variable consideration to IMSA (current portion – $62 (2024 – $72) Note 11(a) and Note 19)	—	60
Downstream pipeline take-or-pay toll commitment (current portion – $33 (2024 – $32) Note 19)	254	285
Other liabilities	163	182
	$840	$1,099